COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense	$ 56,000	$ 55,000
Lease Expiration Date	Oct. 14, 2015